[GRAPHIC OMITTED]
                                                             WILMINGTON
                                                                  FUNDS
                                                          PREMIER MONEY
                                                       MARKET PORTFOLIO













                                                            SEMI-ANNUAL
                                                      DECEMBER 31, 1999

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

     Over the last six months the U.S. economy has experienced a rapid increase in energy prices and three interest rate increases yet has still managed to post strong overall growth and modest inflation levels. At the wholesale level oil prices have more than doubled since January 1999 and, as a result, consumer prices for gasoline, fuel oil, etc., have risen dramatically. Twenty years ago, this rate of increase was partially responsible for a recession. More recently, gas price increases are mere irritants. This is because of the muted position of the energy sector within overall economic activity in the United States. In 1980 the energy sector comprised 8.5% of total economic activity. Today that ratio is 3%. Certainly, the energy price advance will have a near term impact on inflation. But, it is not likely to be severe and should dissipate as 2000 progresses.

     In response to a rise in inflation, however modest, and an ongoing strong economic growth rate, the Federal Reserve (the "Fed") has engineered three interest rate increases since the end of June. Their stated concern is that the strong economy will interact with a tight labor market and thereby cause an increase in wages and ultimately consumer prices, i.e., inflation. As of yet there is little evidence of this inflationary spike. Compensation increases for the twelve months ended in September averaged 4.6% compared with 5.6% one year earlier. Moreover worker productivity is growing at a 3% pace. As a result, unit labor costs (the cost of labor associated with the production of goods and services) are growing at a very modest pace, 1.5%. With this modest inflation level it is easy to misunderstand the Fed's actions. The Fed is doing just what it should be doing. It wants to be certain that inflation does not gain a foothold in the U.S., which would cause much greater pain in the future.

     Our expectations for next year are for more of the same for the U.S. economy. Due to ongoing strength in consumer and business spending, and renewed strength in our foreign sector, economic growth should average 3% to 3.5% next year. Inflation rates could rise modestly early next year as a result of energy prices but continued positive forces in worker productivity and worldwide competition should keep inflation in the 2% to 2.5% range. Interest rates will continue to be buffeted by both of these forces and will probably rise into early 2000. But, as economic activity settles in at a more subdued 3% to 3.5% pace, and as inflation remains under control, the Fed should move to the sidelines. Thus, an early 2000 interest rate hike is likely but we believe that none will be necessary thereafter in 2000. Long-term interest rates have largely anticipated the next interest rate hike and should not rise further. It is our expectation that long-term interest rates will end 2000 at lower levels than currently.

     We invite your comments and questions and thank you for your investments in the Wimington Premier Money Market Portfolio. We look forward to reviewing our investment outlook and stategy with you in our next report to shareholders.

                                                 Sincerely,
                                                 /S/ROBERT J. CHRISTIAN

                                                 Robert J. Christian

February 23, 2000                                President

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)

ASSETS:

Investment in Series, at value ............................  $553,522,136
Other assets ..............................................        93,833
                                                             ------------
Total assets ..............................................   553,615,969
                                                             ------------
LIABILITIES:
Dividends payable .........................................     2,591,731
Accrued advisory fee ......................................         3,000
Other accrued expenses ....................................        16,599
                                                             ------------
Total liabilities .........................................     2,611,330
                                                             ------------
NET ASSETS ................................................  $551,004,639
                                                             ============
NET ASSETS CONSIST OF:

Paid-in capital ...........................................  $551,013,266
Accumulated net realized loss on investments ..............        (8,627)
                                                             ------------
NET ASSETS ................................................  $551,004,639
                                                             ============
Shares of beneficial interest outstanding .................   551,013,266
                                                             ============
NET ASSET VALUE, offering and redemption price per share ..         $1.00
                                                                    =====

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 1999 (Unaudited)

INVESTMENT INCOME:

   Investment income from Series ............................     $14,046,682
   Expenses from Series .....................................        (499,401)
                                                                  -----------
   Net investment income from Series ........................      13,547,281
                                                                  -----------

EXPENSES:

   Administration and Accounting fees .......................          38,678
   Transfer agent fees ......................................          14,638
   Trustees' fees ...........................................           5,166
   Registration fees ........................................          11,164
   Professional fees ........................................          15,528
   Other ....................................................          10,033
                                                                  -----------
      Total expenses before expense reimbursements ..........          95,207
      Expenses reimbursed ...................................         (86,184)
                                                                  -----------
         Total expenses, net ................................           9,023
                                                                  -----------
   Net investment income ....................................      13,538,258
                                                                  -----------
NET REALIZED LOSS ON INVESTMENTS ............................          (1,723)
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........     $13,536,535
                                                                  ===========


The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                     FOR THE            FOR THE
                                                SIX MONTHS ENDED      FISCAL YEAR
                                                DECEMBER 31, 1999        ENDED
                                                   (UNAUDITED)       JUNE 30, 1999
                                                -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ......................   $    13,538,258    $    18,631,507
   Net realized loss on investment transactions            (1,723)            (2,739)
                                                  ---------------    ---------------
   Net increase in net assets resulting
   from operations ............................        13,536,535         18,628,768
                                                  ---------------    ---------------
Distributions to shareholders
   from net investment income .................       (13,538,258)       (18,631,507)
                                                  ---------------    ---------------
Portfolio share transactions (a):
   Proceeds from shares sold ..................     1,249,672,283      2,424,732,195
   Cost of shares issued on reinvestment of
   distributions ..............................        12,409,712         18,278,706
   Cost of shares redeemed ....................    (1,122,776,429)    (2,271,666,343)
                                                  ---------------    ---------------
Net increase in net assets
   from share transactions ....................       139,305,566        171,344,558
                                                  ---------------    ---------------
Total increase in net assets ..................       139,303,843        171,341,819

NET ASSETS:
   Beginning of period ........................       411,700,796        240,358,977
                                                  ---------------    ---------------
   End of period ..............................   $   551,004,639    $   411,700,796
                                                  ===============    ===============
(a) TRANSACTIONS IN CAPITAL STOCK WERE:
   Shares sold ................................     1,249,672,283      2,424,732,195
   Shares issued on reinvestment
   of distributions ...........................        12,409,712         18,278,706
   Shares redeemed ............................    (1,122,776,429)    (2,271,666,343)
                                                  ---------------    ---------------
   Net increase in shares .....................       139,305,566        171,344,558
   Shares outstanding -- Beginning balance ....       411,707,700        240,363,142
                                                  ---------------    ---------------
   Shares outstanding -- Ending balance .......       551,013,266        411,707,700
                                                  ===============    ===============

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The folowing table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statmements.

                                                                                                           FOR THE
                                                                                                           PERIOD
                                           FOR THE SIX     FOR THE     FOR THE     FOR THE     FOR THE    JULY 28,
                                           MONTHS ENDED  FISCAL YEAR FISCAL YEAR FISCAL YEAR FISCAL YEAR  1994(DAGGER)
                                           DECEMBER 31,     ENDED       ENDED       ENDED       ENDED      THROUGH
                                               1999        JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
                                           (UNAUDITED)      1999*       1998        1997        1996        1995
                                           ------------  -----------  ---------   ----------  ----------   ----------
NET ASSET VALUE -- BEGINNING OF PERIOD ...   $1.00          $1.00       $1.00       $1.00      $1.00         $1.00
                                           -------------------------------------------------------------------------
INVESTMENT OPERATIONS:

   Net investment income .................    0.03           0.05        0.05        0.05       0.05          0.05
                                           -------------------------------------------------------------------------
DISTRIBUTIONS:
   From net investment income ............   (0.03)         (0.05)      (0.05)      (0.05)     (0.05)        (0.05)
                                           -------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD .........   $1.00          $1.00       $1.00       $1.00      $1.00         $1.00
                                           =========================================================================
TOTAL RETURN .............................    2.70% 1        5.15%       5.61%       5.43%      5.61%         5.04% 1
RATIOS (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA 2:
   Expenses:
      Including waivers/
         reimbursements ..................    0.20% 3        0.20%       0.20%       0.20%      0.20%         0.30% 3
      Excluding waivers/
         reimbursements ..................    0.30% 3        0.31%       0.31%       0.27%      0.27%         0.34% 3
   Net investment income .................    5.31% 3        5.00%       5.46%       5.31%      5.47%         5.51% 3
Net assets at end of period (000) ........$551,005       $411,701    $240,359    $415,285   $389,967      $380,708

(DAGGER) Commencement of Operations.

* Effective October 20, 1998, Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, became the investment adviser to the Series.

1    Not annualized.

2 The expense and net investment income ratios for the period ending December 31, 1999 and the fiscal years ended June 30, 1999, 1998 and 1997 include expenses allocated from the Series.

3    Annualized.

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. Wilmington Premier Money Market Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund are contained in separate reports to their shareholders.

     Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Premier Money Market Series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:

     VALUATION OF INVESTMENT IN SERIES. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     FEDERAL INCOME TAXES. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 1999, the Portfolio had a net tax basis capital loss carryforward available to offset future net capital gains of approximately $4,200, which will expire as follows:

                           CAPITAL LOSS        EXPIRATION
                           CARRYFORWARD           DATE
                          -----------------------------------
                               $1,300          06/30/2004
                                2,900          06/30/2007

     INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolio are declared daily from net investment income and paid to shareholders monthly. Distributions from net realized gains, if any, will be declared and paid annually.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the six-month period ended December 31, 1999, $1,249,672,283 was contributed to and $1,122,776,429 was withdrawn from the Series.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Investment Advisor to the Series is Rodney Square Mangement Corporation ("RSMC"). Advisory fees charged to the Series are discussed in the notes to the Series financial statements.

     PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

     PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolio.

     RSMC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.20% of the average daily net assets of the Portfolio. These undertakings may be amended or rescinded at any time in the future.

     As  of  December 31,  1999,  Peter  Kiewit  Sons',  Inc.,  is the direct or
     indirect  parent  of  shareholders of  greater   than  25%  of  the  voting
     securities of the Portfolio.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
    SEMI-ANNUAL REPORT / DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

(The following pages should be read in conjunction with the Portfolio's Financial Statements.)












    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P     PRINCIPAL            VALUE
                                                                       RATING          AMOUNT           (NOTE 2)
                                                                    --------------   -----------        ---------
CERTIFICATES OF DEPOSIT -- 33.6%
   FOREIGN BANKS, FOREIGN CENTERS -- 3.6%
     Bayerische Hypotheken-Und Vereinsbank, 6.030%, 02/07/00 .......   P-1, A-1     $20,000,000       $ 20,000,202
                                                                                                      ------------
   FOREIGN BANKS, U.S. BRANCHES -- 27.3%
     Bank of Montreal, 5.890%, 02/10/00 ............................   P-1, A-1+     10,000,000         10,000,000
     Bank of Nova Scotia, 5.820%, 02/11/00 .........................   P-1, A-1+     10,000,000         10,000,111
     Bank of Nova Scotia, 6.000%, 03/01/00 .........................   P-1, A-1      10,000,000         10,000,000
     Banque Nationale de Paris, 6.120%, 03/23/00 ...................   P-1, A-1      10,000,000         10,000,112
     Bayerische Landesbank Girozentrale, 5.820%, 08/03/00 ..........   P-1, A-1+      5,000,000          4,998,732
     Canadian Imperial Bank of Commerce, 6.380%, 01/04/00 ..........   P-1, A-1+     20,000,000         20,000,008
     Commerzbank, 5.010%, 01/10/00 .................................   P-1, A-1+     10,500,000         10,497,450
     Commerzbank, 6.030%, 04/10/00 .................................   P-1, A-1+      5,000,000          4,999,580
     Credit Commercial de France, 6.390%, 01/03/00 .................   P-1, A-1      20,000,000         20,000,011
     Deutsche Bank, 5.900%, 01/18/00 ...............................   P-1, A-1+     10,000,000         10,000,046
     Royal Bank of Canada, 5.010%, 02/07/00 ........................   P-1, A-1+      5,000,000          4,995,746
     Toronto Dominion-New York, 5.060%, 02/10/00 ...................   P-1, A-1+     10,000,000          9,999,577
     Westdeutsche Landesbank, 6.010%, 06/06/00 .....................   P-1, A-1+     24,622,000         24,607,652
                                                                                                      ------------
                                                                                                       150,099,025
                                                                                                      ------------
   U.S. BANKS, U.S. BRANCHES -- 2.7%
     Regions Bank, 5.550%, 01/10/00 ................................   P-1, A-1      15,000,000         15,000,000
                                                                                                      ------------
         TOTAL CERTIFICATES OF DEPOSIT
         (Cost $185,099,227) ..................................................................        185,099,227
                                                                                                      ------------

COMMERCIAL PAPER -- 49.8%
   AUTOMOBILES -- 4.6%
     Daimler-Chrysler North America Corp., 5.950%, 01/27/00 ........   P-1, A-1      20,000,000         19,914,055
     Volkswagen of America Inc., 5.710%, 01/18/00 ..................   P-1, A-1       5,000,000          4,986,518
                                                                                                      ------------
                                                                                                        24,900,573
                                                                                                      ------------
   BANKS -- 3.6%
     Abbey National North America, 5.890%, 01/04/00 ................   P-1, A-1+     10,000,000          9,995,092
     Abbey National North America, 5.820%, 02/25/00 ................   P-1, A-1+     10,000,000          9,911,083
                                                                                                      ------------
                                                                                                        19,906,175
                                                                                                      ------------
   CHEMICALS -- 6.3%
     Akzo Nobel America, Inc., 6.000%, 01/26/00 ....................   P-1, A-1      10,000,000          9,958,333
     Akzo Nobel America, Inc., 5.900%, 02/22/00 ....................   P-1, A-1       5,000,000          4,957,389
     Akzo Nobel America, Inc., 5.850%, 02/25/00 ....................   P-1, A-1      10,000,000          9,910,625
     Great Lakes Chemical Corp., 5.870%, 01/11/00 ..................   P-1, A-1      10,000,000          9,983,694
                                                                                                      ------------
                                                                                                        34,810,041
                                                                                                      ------------
   COMMUNICATION & BROADCASTING -- 0.8%
     E.W. Scripps Co., 5.780%, 01/28/00 ............................   P-1, A-1       4,300,000          4,281,359
                                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P     PRINCIPAL            VALUE
                                                                       RATING          AMOUNT           (NOTE 2)
                                                                    --------------   -----------        ---------
   FINANCE -- 18.4%
     Ford Motor Credit Corp., 5.520%, 01/10/00 .....................   P-1, A-1     $15,000,000       $ 14,979,300
     Ford Motor Credit Puerto Rico, 5.960%, 01/24/00 ...............   P-1, A-1       5,000,000          4,980,961
     General Electric Capital Corp., 5.920%, 01/25/00 ..............   P-1, A-1+     20,000,000         19,921,067
     National Rural Utilities Co-op, 5.740%, 01/26/00 ..............   P-1, A-1+     11,500,000         11,454,160
     National Rural Utilities Co-op, 5.800%, 02/25/00 ..............   P-1, A-1+     10,000,000          9,911,389
     Transamerica Finance Corp., 5.900%, 02/18/00 ..................   P-1, A-1      20,000,000         19,842,667
     UBS Finance, Inc., 3.500%, 01/03/00 ...........................   P-1, A-1+     10,000,000          9,998,056
     UBS Finance, Inc., 5.750%, 01/21/00 ...........................   P-1, A-1      10,000,000          9,968,056
                                                                                                      ------------
                                                                                                       101,055,656
                                                                                                      ------------
   FINANCIAL SERVICES -- 3.6%
     Morgan Stanley Dean Witter & Co., 6.100%, 01/11/00 ............   P-1, A-1       5,000,000          4,991,528
     Morgan Stanley Dean Witter & Co., 5.960%, 01/24/00 ............   P-1, A-1      10,000,000          9,961,922
     Morgan Stanley Dean Witter & Co., 5.880%, 04/13/00 ............   P-1, A-1       5,000,000          4,915,955
                                                                                                      ------------
                                                                                                        19,869,405
                                                                                                      ------------
   INSURANCE -- 1.7%
     Allianz of America Finance Corp., 5.880%, 02/24/00 ............   P-1, A-1+      9,500,000          9,416,210
                                                                                                      ------------
   LEASING -- 7.2%
     Int'l Lease Finance Corp., 5.850%, 02/07/00 ...................   P-1, A-1+     20,000,000         19,879,750
     Vehicle Services of America, 6.230%, 02/10/00 .................   NR, A-1+      20,000,000         19,861,556
                                                                                                      ------------
                                                                                                        39,741,306
                                                                                                      ------------
   SECURITIES DEALERS -- 3.6%
     Merrill Lynch & Co., Inc., 5.900%, 02/29/00 ...................   P-1, A-1+     20,000,000         19,806,611
                                                                                                      ------------
        TOTAL COMMERCIAL PAPER
         (Cost $273,787,336) ..................................................................        273,787,336
                                                                                                      ------------
BANK NOTES -- 7.3%
     Fifth Third Bank, 5.960%, 01/27/00 ............................   P-1, A-1+     20,000,000         20,000,000
     First Union National Bank, 5.280%, 01/03/00* ..................   P-1, A-1      20,000,000         20,000,000
                                                                                                      ------------
        Total Bank Notes
         (Cost $40,000,000)                                                                             40,000,000
                                                                                                      ------------
CORPORATE NOTES -- 0.9%
     Abbey National Treasury Services, 5.260%, 03/01/00 ............   Aa2, AA        5,000,000          4,999,644
                                                                                                      ------------
         TOTAL CORPORATE NOTES
         (Cost $4,999,644) ....................................................................          4,999,644
                                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL            VALUE
                                                                                       AMOUNT           (NOTE 2)
                                                                                    -----------        ---------
REPURCHASE AGREEMENTS -- 3.9%
   With CS First Boston, Inc.: at 3.35%, dated 12/31/99,
     to be repurchased at $21,432,482 on 12/31/99,
     collateralized by $22,294,223 of Federal Home
     Loan Mortgage Corporation Discount Notes with
     various rates and maturities to 01/31/00
     (Cost $21,425,500) ........................................................    $21,426,500       $ 21,426,500
                                                                                                      ------------
         TOTAL REPURCHASE AGREEMENTS
         (Cost $21,426,500) ...................................................................         21,426,500
                                                                                                      ------------
TIME DEPOSITS -- 4.5%
   Chase Manhattan Bank (USA), 4.500%, 01/03/00 (Cost $25,000,000) .............     25,000,000         25,000,000
                                                                                                      ------------
TOTAL INVESTMENTS-- (Cost $550,312,707)(DAGGER)-- 99.4% .......................................        550,312,707
                                                                                                      ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.6% .....................................................          3,321,077
                                                                                                      ------------
NET ASSETS -- 100.0% ..........................................................................       $553,633,784
                                                                                                      ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 1999. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

(DAGGER) Cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)

ASSETS:
Investments in securities, at value* .......  $550,312,707
Cash .......................................            44
Dividends and interest receivable ..........     3,446,176
Other assets ...............................            99
                                              ------------
   Total assets ............................   553,759,026
                                              ------------
LIABILITIES:
Accrued advisory fee .......................        91,075
Other accrued expenses .....................        34,167
                                              ------------
   Total liabilities .......................       125,242
                                              ------------
NET ASSETS .................................  $553,633,784
                                              ============
*Investments at cost .......................  $550,312,707

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 1999 (Unaudited)

INTEREST INCOME ........................................   $14,049,700
                                                           -----------
EXPENSES:
   Advisory fees .......................................       509,697
   Administration fees .................................        55,725
   Accounting fees .....................................        58,362
   Custodian fees ......................................        21,804
   Trustees' fees ......................................         6,119
   Professional fees ...................................         5,593
   Other ...............................................         5,117
                                                           -----------
      Total expenses before expense reimbursements .....       662,417
      Expenses reimbursed ..............................      (162,910)
                                                           -----------
      Total expenses, net ..............................       499,507
                                                           -----------
   Net investment income ...............................    13,550,193
                                                           -----------
NET REALIZED LOSS ON INVESTMENTS .......................        (1,723)
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $13,548,470
                                                           ===========


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                               FOR THE          FOR THE
                                          SIX MONTHS ENDED    FISCAL YEAR
                                          DECEMBER 31, 1999      ENDED
                                             (UNAUDITED)     JUNE 30, 1999
                                          -----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ................   $  13,550,193    $    18,787,331
   Net realized loss on investments .....          (1,723)            (2,740)
                                            -------------    ---------------
Net increase in net assets resulting
   from operations ......................      13,548,470         18,784,591
                                            -------------    ---------------
Transactions in beneficial interests:
   Contributions ........................     975,823,983      2,424,732,195
   Withdrawals ..........................    (849,045,430)    (2,271,849,713)
                                            -------------    ---------------
Net increase in net assets from
   transactions in beneficial
   interests                                  126,778,553        152,882,482
                                            -------------    ---------------
Total increase in net assets ............     140,327,023        171,667,073

NET ASSETS:
   Beginning of period ..................     413,306,761        241,639,688
                                            -------------    ---------------
   End of period ........................   $ 553,633,784    $   413,306,761
                                            =============    ===============

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE TRUST. Premier Money Market Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Series:

   SECURITY VALUATION. The Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   REPURCHASE AGREEMENTS. The Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize the repurchase agreements, the market value which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Effective November 1, 1999, RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, provides investment advisory services to the Series. For its services, RSMC receives 0.20% of the Series' average daily net assets. For the period October 20, 1998 through October 31, 1999 and the period July 1, 1998 through October 19, 1998, WTC and Kiewit Investment Management Corp., respectively, provided advisory services to the Series under substantially similar terms.

   RSMC has agreed to waive all or a portion of its advisory fee and reimburse expenses in an amount that will limit annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to not more than 0.20% of the average daily net assets of the Series. This undertaking may be amended or rescinded at any time in the future.

   PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Series.

   WTC serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

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

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

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

                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                                 Louis Klein Jr.
                              Nicholas A. Giordano
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards
                               -------------------


                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                           Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          John R. Giles, VICE PRESIDENT
                     Eugene A. Trainor, III, VICE PRESIDENT
                           Gary M. Gardner, SECRETARY
                             Pat Colletti, TREASURER
                             -----------------------


                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------


                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------


                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                           Four Falls Corporate Center
                           West Conshohocken,PA 19428
                           --------------------------


                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------


WPRE-SEMI-12/99